EARNINGS PER SHARE (EPS)	12 Months Ended
Dec. 31, 2016
Weighted average number of shares outstanding:
EARNINGS (LOSS) PER SHARE ("EPS")
NOTE 13 -      EARNINGS PER SHARE (“EPS”)

Basic and diluted earnings per share are based on the weighted average number of ordinary shares outstanding. Diluted EPS is based on those shares used in basic EPS plus shares that would have been outstanding assuming issuance of ordinary shares for all dilutive potential ordinary shares outstanding.

	Year ended December 31,
	2016	2015	2014
Numerator for EPS:
Net income	$62	$5,849	$1,432
Denominator for EPS:
Weighted average shares outstanding – basic	8,828,444	8,808,344	8,805,495
Dilutive shares	2,320	2,345	21,047
Weighted average shares outstanding – diluted	8,830,764	8,810,689	8,826,542
EPS:
Basic and diluted	$0.01	$0.66	$0.16

Diluted income per share does not include 220,000, 295,000 and 175,000 options, for the years ended December 31, 2016, 2015 and 2014 respectively because the options are anti-dilutive.

Dilutive shares are calculated using the treasury stock method and include dilutive shares from share-based employee compensation plans.